Income Statement - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Profit or loss [abstract]
Revenue from product sales	$ 1,826	$ 2,002	$ 3,943
Cost of sales	(1,496)	(1,602)	(3,173)
Gain (loss) on non-hedge derivatives and other commodity contracts	7	10	2
Gross profit	337	410	772
Corporate administration, marketing and other expenses	(40)	(37)	(76)
Exploration and evaluation costs	(51)	(46)	(102)
Other operating expenses	(49)	(57)	(97)
Special items	(6)	(151)	(170)
Operating profit (loss)	191	119	327
Interest income	8	9	17
Dividends received	0	0	2
Other gains and (losses)	(1)	3	(9)
Finance costs and unwinding of obligations	(96)	(85)	(178)
Fair value adjustments	1	0	(3)
Share of associates and joint ventures' profit (loss)	78	40	122
Profit (loss) before taxation	181	86	278
Taxation	(65)	(43)	(128)
Profit (loss) after taxation	116	43	150
Allocated as follows:
Equity shareholders	114	33	133
Non-controlling interests	$ 2	$ 10	$ 17
Earnings per share [abstract]
Basic earnings (loss) per ordinary share (dollars per share)	$ 0.27	$ 0.08	$ 0.32
Diluted earnings (loss) per ordinary share (dollars per share)	$ 0.27	$ 0.08	$ 0.32